Share-based payments - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 £ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares
Weighted Average Assumptions [abstract]
Expected life (months)	48 months	48 months	48 months	48 months	48 months	48 months
Expected volatility	25.00%	25.00%	33.00%	33.00%	32.00%	32.00%
Dividend yield	4.60%	4.60%	5.60%	5.60%	3.90%	3.90%
United Kingdom
Weighted Average Assumptions [abstract]
Risk-free interest rate	3.80%	3.80%	4.00%	4.00%	2.90%	2.90%
United Kingdom | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £ / shares	£ 134.0		£ 131.0		£ 177.0
United States
Weighted Average Assumptions [abstract]
Risk-free interest rate	4.20%	4.20%	4.50%	4.50%	4.10%	4.10%
United States | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $ / shares		$ 6.9		$ 8.6		$ 11.5